Fees Summary	Mar. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,907,478.40
Total Fee Amount	401.52
Total Offset Amount	0.00
Net Fee	$ 401.52
Offering Table N/A
Offset Table N/A	N/A